Other assets, net - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other assets [line items]
Amortization expense for other assets	$ 24,348,182	$ 19,522,968	$ 15,000,875
Other assets [member]
Disclosure of other assets [line items]
Amortization expense for other assets	$ 620,680	$ 1,340,609	$ 558,457